3 - Marketable Debt Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 74,508,020	$ 11,626,603
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(5,095,578)	(136,867)
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,970,806	5,693,536
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(159,415)	(206,000)
Securities, Continuous Unrealized Loss Position, Fair Value	78,478,826	17,320,139
Continuous Unrealized Loss Position, Aggregate Losses	(5,254,993)	(342,867)
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	72,316,572	7,154,930
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(5,071,255)	(75,054)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	871,317	4,287,447
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(32,533)	(137,308)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	73,187,889	11,442,377
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(5,103,788)	(212,362)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,191,448	4,471,673
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(24,323)	(61,813)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,099,489	1,406,089
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(126,882)	(68,692)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	5,290,937	5,877,762
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ (151,205)	$ (130,505)